TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before taxes on income:
Domestic	$ (2,515)	$ (84)	$ (1,239)
Foreign	6,040	4,535	5,309
Income before taxes on income	$ 3,525	$ 4,451	$ 4,070